Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Going Concern Details Narrative
Accumulated deficit	$ (465,709)		$ (465,709)		$ 624,261	$ 231,492
Net loss	(2,432,642)	165,420	(1,089,970)	(11,988)	392,769	216,784
Working capital deficit	$ 214,601		$ 214,601		$ 214,499